Initial Public Offering	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Initial Public Offering Disclosure [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

On August 12, 2021, the Company consummated its Initial Public Offering of 5,000,000 Units at $10.00 per Unit, generating gross proceeds of $50,000,000 and incurred offering costs of $2,223,988, consisting of $1,250,000 of underwriting fees and expenses and $973,988 of costs related to the Initial Public Offering. Additionally, the Company recorded deferred underwriting commissions of $1,500,000 (increasing up to $1,725,000 if the underwriter’s over-allotment option is exercised in full) payable only upon completion of our Initial Business Combination. The Company granted the underwriter a 45-day option to purchase up to an additional 750,000 Units at the Initial Public Offering price to cover over-allotments.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company completed the private sale of 276,250 Private Units to its Sponsor at a purchase price of $10.00 per Private Unit, generating gross proceeds to the Company of $2,762,500.

On August 19, 2021, the underwriters notified the Company of their intent to exercise of the over-allotment option in part and, on August 23, 2021, the underwriters purchased 733,920 Additional Units at $10.00 per Additional Unit upon the closing of the over-allotment option, generating additional gross proceeds of $7,339,200. On August 23, 2021, simultaneously with the sale of the Additional Units, the Company consummated the sale of an additional 18,348 Additional Private Units, generating additional gross proceeds of $183,480. A total of $7,339,200 of the net proceeds from the sale of the Additional Units and the Additional Private Units was deposited in the Trust Account.

Since the underwriters did not exercise their over-allotment option in full, 4,020 shares of common stock issued to the sponsor prior to the Initial Public Offering and the Private Placement, were forfeited for no consideration. As of September 20, 2021, a total of $57,339,200 of the net proceeds from our Initial Public Offering and the Private Placement were deposited in a trust account established for the benefit of the Company’s public stockholders.

We intend to use substantially all of the net proceeds of the Initial Public Offering, including the funds held in the trust account, in connection with our Initial Business Combination and to pay our expenses relating thereto, including a deferred underwriting commission payable to the underwriters in an amount equal to 3.0% of the total gross proceeds raised in the Initial Public Offering upon consummation of our Initial Business Combination. To the extent that our capital stock is used in whole or in part as consideration to effect our Initial Business Combination, the remaining proceeds held in the trust account, as well as any other net proceeds not expended, will be used as working capital to finance the operations of the target business. Such working capital funds could be used in a variety of ways including continuing or expanding the target business’ operations, for strategic acquisitions and for marketing, research and development of existing or new products. Such funds could also be used to repay any operating expenses or finders’ fees which we had incurred prior to the completion of our Initial Business Combination if the funds available to us outside of the trust account were insufficient to cover such expenses.

The Private Units were issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, as the transactions did not involve a public offering.

NOTE 3 — INITIAL PUBLIC OFFERING

On August 12, 2021, the Company consummated its Initial Public Offering of 5,000,000 Units at $10.00 per Unit, generating gross proceeds of $50,000,000 and incurred offering costs of $2,223,988, consisting of $1,250,000 of underwriting fees and expenses and $973,988 of costs related to the Initial Public Offering. Additionally, the Company recorded deferred underwriting commissions of $1,500,000 (increasing up to $1,725,000 if the underwriter’s over-allotment option is exercised in full) payable only upon completion of our Initial Business Combination.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company completed the private sale of 276,250 Private Units to its Sponsor at a purchase price of $10.00 per Private Unit, generating gross proceeds to the Company of $2,762,500.

On August 19, 2021, the underwriters notified the Company of their intent to exercise of the over-allotment option in part and, on August 23, 2021, the underwriters purchased 733,920 Additional Units at $10.00 per Additional Unit upon the closing of the over-allotment option, generating additional gross proceeds of $7,339,200. On August 23, 2021, simultaneously with the sale of the Additional Units, the Company consummated the sale of an additional 18,348 Additional Private Units, generating additional gross proceeds of $183,480. A total of $7,339,200 of the net proceeds from the sale of the Additional Units and the Additional Private Units was deposited in the Trust Account.

Since the underwriters did not exercise their over-allotment option in full, 4,020 shares of common stock issued to the sponsor prior to the IPO and the Private Placement, were forfeited for no consideration. As of September 20, 2021, a total of $57,338,908 of the net proceeds from our Initial Public Offering and the Private Placement were deposited in a trust account established for the benefit of the Company’s public stockholders.

We intend to use substantially all of the net proceeds of the Initial Public Offering, including the funds held in the trust account, in connection with our initial business combination and to pay our expenses relating thereto, including a deferred underwriting commission payable to the underwriters in an amount equal to 3.0% of the total gross proceeds raised in the Initial Public Offering upon consummation of our initial business combination. To the extent that our capital stock is used in whole or in part as consideration to effect our initial business combination, the remaining proceeds held in the trust account, as well as any other net proceeds not expended, will be used as working capital to finance the operations of the target business. Such working capital funds could be used in a variety of ways including continuing or expanding the target business’ operations, for strategic acquisitions and for marketing, research and development of existing or new products. Such funds could also be used to repay any operating expenses or finders’ fees which we had incurred prior to the completion of our initial business combination if the funds available to us outside of the trust account were insufficient to cover such expenses.

The Private Units were issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, as the transactions did not involve a public offering.